Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2022
Allowance For Doubtful Accounts [Abstract]
Allowance for doubtful accounts

4. Allowance for doubtful accounts

The movement of the allowance for accounts receivable, other receivables and amounts due from related parties was as following:

	Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1	124,490,642	135,635,759	145,035,759
Provisions for doubtful accounts	11,145,117	9,400,000	28,923,874
Write-off	—	—	(66,555,732)
Balance as of December 31	135,635,759	145,035,759	107,403,901

As of December 31, 2022, the Group recorded allowance for accounts receivable, other receivables, amounts due from related parties and other non-current assets was RMB25,435,692, RMB11,443,605, RMB69,880,157 and RMB644,447,respectively.